INCOME TAXES	13 Months Ended
Dec. 31, 2021
INCOME TAXES
Income Taxes

12. INCOME TAXES

a) Provision for income taxes:

Major items causing the Company’s effective income tax rate to differ from the combined Canadian federal and provincial statutory rate of 26.5% (2020 - 26.5%) were as follows:

	2021	2020
	$	$
(Loss) before income taxes	(26,655,165)	(3,574,805)

Expected income tax (recovery) based on statutory rate	(7,064,000)	(947,000)
Adjustment to expected income tax benefit:
Change in benefit of tax assets not recognized	6,965,146	945,303
Income tax (recovery)	(98,854)	(1,697)

b) Deferred Income Taxes

Deferred income tax liabilities have been recognized in respect of the following:

	2021	2020
	$	$
Intangibles	347,958	464,000

Total	347,958	464,000

Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can use the benefits. Certain tax pools and balances may be restricted given the change in business.

	2021	2020
	$	$
Non-capital loss carry-forwards	6,678,000	1,298,000

Total	6,678,000	1,298,000

The non-capital losses for Canadian income tax purposes of approximately $3,552,000 (2020 - $1,298,000) as at December 31, 2021, expire in 2041. The Company also has non-capital losses for foreign income tax purposes of approximately $3,126,000 as at December 31, 2021.